Other (Income)/Deductions - Net - Footnotes - Investments (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Jul. 02, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 10, 2017	Jun. 30, 2017
Investment Holdings [Line Items]
Gain on sale of investments			$ 80
Gain on sale of property			52
Available-for-sale securities, gross realized gains (losses), sale proceeds			5,100	$ 10,200	$ 4,300
Debt Securities [Member]
Investment Holdings [Line Items]
Available-for-sale securities, gross realized gains			451	666
Available-for-sale securities, gross realized losses			281	548	960
Equity Securities [Member]
Investment Holdings [Line Items]
Available-for-sale securities, gross realized gains			75		164
Private Equity Funds [Member]
Investment Holdings [Line Items]
Gain on sale of investments				2	3
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Debt Securities [Member]
Investment Holdings [Line Items]
Gain (loss) on derivative instruments, net, pretax			(120)	(64)	937
Distribution Rights [Member]
Investment Holdings [Line Items]
Gain on disposition of intangible assets			$ 187	$ 84	$ 90
Laboratorio Teuto Brasilero [Member]
Investment Holdings [Line Items]
Equity method investment, ownership percentage				40.00%			40.00%
Loss on disposal of equity method investment		$ 30
Hisun Pfizer Pharmaceuticals Co. Ltd [Member]
Investment Holdings [Line Items]
Equity method investment, ownership percentage				49.00%		49.00%
Loss on disposal of equity method investment	$ 81
Laboratorio Teuto Brasilero [Member] | Laboratorio Teuto Brasilero [Member]
Investment Holdings [Line Items]
Noncontrolling interest, ownership percentage by parent							60.00%